Expense Example {- Fidelity® Four-in-One Index Fund} - 02.28 Fidelity Four-in-One Index Fund PRO-11 - Fidelity® Four-in-One Index Fund - Fidelity Four-in-One Index Fund-Default	Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 12
3 years	42
5 years	76
10 years	$ 176